UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07138

Name of Fund: BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

New Jersey Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey — 118.8%
Corporate — 5.3%
New Jersey EDA, RB, New Jersey American Water Co., Inc. Project, Series A, AMT (AMBAC), 5.25%, 11/01/32	$1,000	$1,018,140
New Jersey EDA, Refunding RB, AMT:
Series A, 5.70%, 10/01/39	5,000	5,602,600
Series B, 5.60%, 11/01/34	1,000	1,140,310
		7,761,050
County/City/Special District/School District — 12.7%
Borough of Hopatcong New Jersey, GO, Refunding, Sewer (AMBAC), 4.50%, 8/01/33	750	798,090
City of Perth Amboy New Jersey, GO, Refunding, CAB (AGM), 5.00%, 7/01/35 (a)	1,250	1,346,200
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,000	1,154,350
County of Union New Jersey, GO:
4.00%, 3/01/29	1,060	1,166,339
4.00%, 3/01/30	1,060	1,163,011
4.00%, 3/01/31	1,200	1,311,000
Edgewater Borough Board of Education, GO (AGM):
4.25%, 3/01/34	300	336,894
4.25%, 3/01/35	300	336,252
4.30%, 3/01/36	300	336,630
Essex County Improvement Authority, Refunding RB, AMT (NPFGC), 4.75%, 11/01/32	1,000	1,047,070
Hudson County Improvement Authority, RB:
CAB, Series A-1 (NPFGC), 4.40%, 12/15/32 (b)	1,000	416,800
County Secured, County Services Building Project (AGM), 5.00%, 4/01/27	250	272,045
Harrison Parking Facility Project, Series C (AGC), 5.25%, 1/01/39	1,000	1,118,600
Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	1,400	1,573,292
Monmouth County Improvement Authority, RB, Governmental Loan (AMBAC):
5.00%, 12/01/17	5	5,011
5.00%, 12/01/18	5	5,010
5.00%, 12/01/19	5	5,010

Municipal Bonds	Par (000)	Value

New Jersey (continued)
County/City/Special District/School District (concluded)
Monmouth County Improvement Authority, Refunding RB, Governmental Loan (AMBAC):
5.20%, 12/01/14	$5	$5,014
5.25%, 12/01/15	5	5,013
New Jersey State Transit Corp., COP, Federal Transit Administration Grants, Subordinate, Series A (AGM), 5.00%, 9/15/21	1,000	1,060,760
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	3,600	3,608,640
Union County Improvement Authority, RB, Family Court Building Project, 4.00%, 5/01/37	1,425	1,472,837
		18,543,868
Education — 24.8%
New Jersey Educational Facilities Authority, RB:
Montclair State University, Series A (AMBAC), 5.00%, 7/01/21	1,600	1,824,368
Rowan University, Series C (NPFGC), 5.00%, 7/01/34 (c)	1,185	1,277,110
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,805	4,175,835
Kean University, Series A, 5.25%, 9/01/29	1,500	1,740,210
Montclair State University, Series J (NPFGC), 4.25%, 7/01/30	2,895	2,995,225
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,000	1,130,180
Ramapo College, Series I (AMBAC), 4.25%, 7/01/31	1,250	1,302,575
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	3,890	4,020,898
Rowan University, Series B (AGC), 5.00%, 7/01/26	2,575	2,878,438
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,500	1,586,760
William Paterson University, Series C (AGC), 4.75%, 7/01/34	1,115	1,213,521
William Paterson University, Series E (Syncora), 5.00%, 7/01/21	1,725	1,732,676
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
4.50%, 12/01/28	1,170	1,223,060
4.50%, 12/01/29	1,550	1,608,528
4.63%, 12/01/30	1,475	1,542,113

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2012	1

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)
Education (concluded)
New Jersey Institute of Technology, RB, Series A, 5.00%, 7/01/42	$1,900	$2,170,465
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.50%, 12/01/18	570	571,967
5.50%, 12/01/19	1,145	1,148,950
5.50%, 12/01/20	1,130	1,133,763
5.50%, 12/01/21	865	867,880
		36,144,522
Health — 10.3%
New Jersey Health Care Facilities Financing Authority, RB (AGC):
Meridian Health, Series I, 5.00%, 7/01/38	725	778,498
Meridian Health, Series II, 5.00%, 7/01/38	990	1,063,052
Meridian Health, Series V, 5.00%, 7/01/38	965	1,036,207
Virtua Health, 5.50%, 7/01/38	1,000	1,116,060
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	1,100	1,362,471
Barnabas Health Issue, Series A, 5.00%, 7/01/24	1,820	1,974,300
Barnabas Health Issue, Series A, 5.63%, 7/01/37	1,200	1,348,104
Barnabas Health, Series A, 5.63%, 7/01/32	440	498,797
Hackensack University Medical (AGM), 4.63%, 1/01/30	2,315	2,496,982
Kennedy Health System, 5.00%, 7/01/31	210	231,468
Kennedy Health System, 5.00%, 7/01/37	210	229,152
Kennedy Health System, 5.00%, 7/01/42	140	153,005
Meridian Health System Obligation, 5.00%, 7/01/25	300	345,390
Meridian Health System Obligation, 5.00%, 7/01/26	2,130	2,431,310
		15,064,796
Housing — 7.2%
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	3,350	3,501,420
M/F, 4.55%, 11/01/43	1,425	1,470,685
S/F Housing, Series T, AMT, 4.70%, 10/01/37	490	503,495
Series A, AMT (NPFGC), 4.90%, 11/01/35	820	826,954

Municipal Bonds	Par (000)	Value

New Jersey (continued)
Housing (concluded)
New Jersey State Housing & Mortgage Finance Agency, RB (concluded):
Series A, AMT (NPFGC), 4.85%, 11/01/39	$400	$404,196
Series AA, 6.50%, 10/01/38	630	666,861
Series B, 4.50%, 10/01/30	2,830	3,076,719
		10,450,330
State — 26.5%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 2.86%, 11/01/23 (b)	6,725	4,921,557
Election of 2005, Series A, 5.80%, 11/01/15 (c)	2,605	3,019,820
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC), 3.52%, 7/01/21 (b)	2,325	1,719,035
Cigarette Tax (Radian), 5.50%, 6/15/14 (c)	225	243,740
Cigarette Tax (Radian), 5.75%, 6/15/14 (c)	785	853,554
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	1,000	1,236,220
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	3,500	3,709,195
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	8,500	9,051,650
School Facilities Construction, Series KK, 5.00%, 3/01/38	1,430	1,618,545
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,200	1,412,412
School Facilities, Series U, 5.00%, 9/01/37	3,000	3,242,700
School Facilities, Series U (AMBAC), 5.00%, 9/01/37	1,000	1,080,900
New Jersey EDA, Refunding RB:
5.00%, 6/15/26	355	399,773
5.00%, 6/15/28	910	1,019,082
5.00%, 6/15/29	1,195	1,329,999
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC):
5.50%, 3/01/21	1,540	1,848,000
5.50%, 3/01/22	1,050	1,263,728
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/27	500	567,125
		38,537,035
Tobacco — 1.2%
Tobacco Settlement Financing Corp. New Jersey, RB, 7.00%, 6/01/13 (c)	1,715	1,782,708

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2012	2

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

New Jersey (continued)
Transportation — 21.4%
Delaware River Port Authority, RB, Series D (AGM):
5.05%, 1/01/35	$1,430	$1,618,703
5.00%, 1/01/40	1,500	1,677,750
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 4.85%, 1/01/15 (b)	3,005	2,835,849
Series A, 5.00%, 1/01/31	2,000	2,339,380
Series A, 5.00%, 1/01/35	700	809,627
New Jersey State Turnpike Authority, Refunding RB, Series A (AGM), 5.25%, 1/01/29	2,000	2,579,000
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
CAB, Series C (AGM), 4.40%, 12/15/32 (b)	4,750	1,979,800
CAB, Series C (AMBAC), 4.69%, 12/15/35 (b)	2,760	945,742
Series A, 6.00%, 6/15/35	2,000	2,468,200
Series A (AGC), 5.63%, 12/15/28	780	939,151
Series A (AGM), 5.25%, 12/15/20	4,250	5,329,967
Series B, 5.50%, 6/15/31	730	876,934
Series B, 5.25%, 6/15/36	760	878,416
Port Authority of New York & New Jersey, RB:
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,247,100
JFK International Air Terminal, 6.00%, 12/01/42	1,500	1,750,485
Port Authority of New York & New Jersey, Refunding RB, Consolidated 152nd Series, AMT, 5.75%, 11/01/30	2,000	2,359,100
South Jersey Transportation Authority, Refunding RB, Series A:
5.00%, 11/01/28	200	231,156
5.00%, 11/01/29	200	230,786
		31,097,146
Utilities — 9.4%
Essex County Utilities Authority, Refunding RB (AGC), 4.13%, 4/01/22	1,000	1,081,290
Jersey City Municipal Utilities Authority, Refunding RB (AMBAC), 6.25%, 1/01/14	1,935	1,984,381
New Jersey EDA, Refunding RB, United Water of New Jersey Inc., Series B (AMBAC), 4.50%, 11/01/25	1,000	1,087,690
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.13%, 8/01/20 (d)	1,710	2,152,155
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC) (b):
4.02%, 9/01/26	4,100	2,363,855
4.26%, 9/01/29	2,750	1,352,863
4.50%, 9/01/33	2,350	930,271

Municipal Bonds	Par (000)	Value

New Jersey (concluded)
Utilities (concluded)
Union County Utilities Authority, Refunding RB:
New Jersey Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	$2,155	$2,478,465
Resource Recovery Facility, Covanta Union, Series A, AMT, 5.25%, 12/01/31	200	223,396
		13,654,366
Total Municipal Bonds in New Jersey		173,035,821

Guam — 1.4%
State — 1.4%
Government of Guam Business Privilege Tax Revenue, RB, Series A, 5.13%, 1/01/42	1,600	1,779,744
Territory of Guam, RB, Series B-1, 5.00%, 1/01/37	275	303,691
Total Municipal Bonds in Guam		2,083,435

Puerto Rico — 10.9%
Health — 2.9%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Hospital De La Concepcion, Series A, 6.13%, 11/15/30	4,220	4,235,783
State — 6.3%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series C, 6.00%, 7/01/39	1,500	1,580,565
Puerto Rico Commonwealth Infrastructure Financing Authority, RB, CAB, Series A (b):
(AMBAC), 6.58%, 7/01/37	2,250	455,445
(NPFGC), 5.96%, 7/01/30	2,750	974,050
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A:
5.50%, 8/01/42	700	746,858
6.00%, 8/01/42	1,000	1,106,010
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.58%, 8/01/41 (b)	4,000	821,400
First Sub-Series C (AGM), 5.13%, 8/01/42	2,380	2,583,180
Series A-1, 5.25%, 8/01/43	800	847,696
		9,115,204

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2012	3

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Puerto Rico (concluded)
Transportation — 1.0%
Puerto Rico Highway & Transportation Authority, Refunding RB, Series CC (AGC), 5.50%, 7/01/31	$1,185	$1,405,019
Utilities — 0.7%
Puerto Rico Electric Power Authority, RB, Series XX, 5.75%, 7/01/36	1,000	1,061,580
Total Municipal Bonds in Puerto Rico		15,817,586

Total Municipal Bonds – 131.1%		190,936,842

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
New Jersey — 19.4%
Education — 3.1%
Rutgers State University of New Jersey, Refunding RB, Rutgers University, Series F, 5.00%, 5/01/39	4,003	4,470,101
Housing — 1.5%
New Jersey State Housing & Mortgage Finance Agency, RB, Capital Fund Program, Series A (AGM), 5.00%, 5/01/27	1,980	2,187,128
State — 3.0%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	3,300	4,405,830
Transportation — 8.0%
Port Authority of New York & New Jersey, RB, AMT:
Consolidated, 163rd Series, 5.00%, 7/15/39	4,089	4,662,428
Consolidated, 169th Series, 5.00%, 10/15/41	4,500	4,983,750
Port Authority of New York & New Jersey, Refunding RB, 152nd Series Consolidated, AMT, 5.25%, 11/01/35	1,829	2,021,976
		11,668,154
Utilities — 3.8%
Union County Utilities Authority, Refunding RB, Covanta Union, Series A, AMT, 5.25%, 12/01/31	4,930	5,506,711
Total Municipal Bonds in New Jersey		28,237,924

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)	Par (000)	Value
Puerto Rico — 0.4%
State — 0.4%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	$520	$570,788
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 19.8%		28,808,712
Total Long-Term Investments (Cost – $201,454,931) – 150.9%		219,745,554

	Shares
Short-Term Securities
BIF New Jersey Municipal Money Fund (f)(g)	2,315,019	2,315,019
Total Short-Term Securities (Cost – $2,315,019) – 1.6%		2,315,019
Total Investments (Cost – $203,769,950*) – 152.5%		222,060,573
Other Assets Less Liabilities – 1.6%		2,336,167
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (9.9)%		(14,381,498)
VRDP Shares, at Liquidation Value – (44.2)%		(64,400,000)
Net Assets Applicable to Common Shares – 100.0%		$145,615,242

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2012, as computed for federal income tax purposes, were as follows:

Tax cost	$175,525,882
Gross unrealized appreciation	$32,773,749
Gross unrealized depreciation	(610,107)
Net unrealized appreciation	$32,163,642

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security is collateralized by Municipal or US Treasury obligations.
(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2012	4

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
BIF New Jersey Municipal Money Fund	1,036,548	1,278,471	2,315,019	$–

(g)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
S/F	Single-Family
Syncora	Syncora Guarantee
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	–	$219,745,554	–	$219,745,554
Short-Term Securities	$2,315,019	–	–	2,315,019
Total	$2,315,019	$219,745,554	–	$222,060,573

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2012	5

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Quality Fund, Inc. (MJI)

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	–	$(14,371,049)	–	$(14,371,049)
VRDP Shares	–	(64,400,000)	–	(64,400,000)
Total	–	$(78,771,049)	–	$(78,771,049)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIYIELD NEW JERSEY QUALITY FUND, INC.	OCTOBER 31, 2012	6

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield New Jersey Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield New Jersey Quality Fund, Inc.

Date: December 21, 2012